PURSUANT TO RULE 497(e)
                                                      REGISTRATION NO. 333-11283


                         SUNAMERICA FOCUSED SERIES, INC.
                       Focused Large-Cap Growth Portfolio
                                (the "Portfolio")

               SUPPLEMENT DATED DECEMBER 5, 2006 TO THE PROSPECTUS DATED FEBRUARY 28, 2006, AS SUPPLEMENTED ON NOVEMBER 15, 2006

         On December 5, 2006, the Board of Directors of SunAmerica Focused Series, Inc. approved the termination of the current Subadvisory Agreement between AIG SunAmerica Asset Management Corp. ("AIG SunAmerica") and Fred Alger Management, Inc. ("Alger") and approved a new Subadvisory Agreement between BlackRock Investment Management, LLC ("BlackRock") and AIG SunAmerica with respect to the Portfolio. Effective December 18, 2006, BlackRock, will assume subadvisory responsibilities for the portion of assets previously managed by Alger pursuant to the new Subadvisory Agreement with AIG SunAmerica.

         Accordingly, effective December 18, 2006, all references to Alger in the Prospectus are hereby deleted. An Information Statement containing more detailed information about BlackRock and the new Subadvisory Agreement will be mailed to shareholders no later than 60 days after the effective date of the new Subadvisory Agreement.

         BlackRock Investment Management, LLC, located at 800 Scudders Mill Road, Plainsboro, New Jersey, 08536, is an indirect wholly owned subsidiary of BlackRock, Inc., which is one of the largest publicly traded investment management firms in the United States with over $1 trillion in assets under management. BlackRock, Inc. manages assets on behalf of institutional and individual investors worldwide through a variety of equity, fixed income, liquidity and alternative investment products, including BlackRock Funds(SM) and BlackRock Liquidity Funds(SM). In addition, BlackRock, Inc. provides risk management and investments system services to institutional investors under the BlackRock Solutions(R) name. Merrill Lynch & Co., Inc., a financial services holding company, owns approximately 49% of BlackRock, Inc.; the PNC Financial Services Group, Inc., one of the largest diversified financial services organizations in the United States owns approximately 34% and approximately 17% is held by employees and public shareholders.

         Effective December 18, 2006, references to Alger under the heading "INFORMATION ABOUT ADVISERS" on page 49 of the Prospectus are hereby replaced with the following:


-------------------------------------------------------------------------------------------------------------------------
                                       NAME, TITLE AND AFFILIATION
            PORTFOLIO                     OF PORTFOLIO MANAGER                               EXPERIENCE
-------------------------------------------------------------------------------------------------------------------------
Focused Large-Cap Growth       Robert C. Doll, Jr.                      Robert C. Doll, Jr., is the lead portfolio
Portfolio                      Vice Chairman and Director, Global       manager for the Portfolio's assets subadvised
                               Chief Investment Officer, and Lead       by BlackRock and is primarily responsible for
                               Portfolio Manager                        the day-to-day management for the allocated
                                (BlackRock)                             assets and the selection of investments. Mr.
                                                                        Doll has been Vice Chairman and Director of
                                                                        BlackRock, Inc. and Global Chief Investment
                                                                        Officer for Equities, Chairman of the BlackRock
                                                                        Private Client Operating Committee and member
                                                                        of the BlackRock Executive Committee since
                                                                        2006. Mr. Doll was President and Chief
                                                                        Investment Officer of Fund Asset Management,
                                                                        L.P. ("FAM") and its affiliate, Merrill Lynch
                                                                        Investment Managers, L.P. ("MLIM"), from 2001
                                                                        to 2006.  He was Co-Head (Americas Region) of
                                                                        MLIM from 1999 to 2000.  Prior to joining MLIM,
                                                                        Mr. Doll was Chief Investment Officer of
                                                                        Oppenheimer Funds, Inc. in 1999 and Executive
                                                                        Vice President thereof from 1991 to 1999.  He
                                                                        was President and a member of the Board of the
                                                                        funds advised by MLIM and its affiliates from
                                                                        2005 to 2006.
-------------------------------------------------------------------------------------------------------------------------

                         SUNAMERICA FOCUSED SERIES, INC.
                       Focused Large-Cap Growth Portfolio
                                (the "Portfolio")

                    SUPPLEMENT DATED DECEMBER 5, 2006 TO THE
          STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2006,
                      AS SUPPLEMENTED ON NOVEMBER 15, 2006.

         Effective December 18, 2006, in the section titled "Adviser, Personal Securities Trading, Distributor and Administrator," on page 67 of the Statement of Additional Information, under the heading "Additional Information about the Portfolio Managers," the disclosure with respect to Fred Alger Management, Inc. ("Alger") is hereby deleted and replaced with the following disclosure with respect to BlackRock Investment Management, LLC:

     "OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS

                  The following table indicates the type (Registered Investment Company ("RIC"), Other Pooled Investments ("OPI"), and Other Accounts ("OA"), number of accounts, and total assets of the accounts for which the portfolio managers have day-to-day responsibilities as of October 31, 2006.


-------------------------------------------------------------------------------------------------------------
Name of Portfolio Manager    Type of Account            Number of Accounts         Total Assets Managed in
                                                                                   Account (Millions)
-------------------------------------------------------------------------------------------------------------
Robert C. Doll, Jr.          RIC                        25                         $22,814.29
-------------------------------------------------------------------------------------------------------------
                             OPI                        6                          $ 930.76
-------------------------------------------------------------------------------------------------------------
                             OA                         9                          $1,047.85
-------------------------------------------------------------------------------------------------------------